Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Disclosures
12. Derivatives and Fair Value Disclosures
The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to six floating-to-fixed
interest rate swaps with various major financial institutions at December 31, 2021 (2020: six swaps) covering notional amounts aggregating to $89,472,475 at December 31, 202
1
 (2020: $81,072,250) pursuant to which it pays fixed rates and receives floating rates based on the London Interbank Offered Rate (“LIBOR”). These agreements contain no leverage features. As of December 31, 2021 six derivative contracts (2020: six contracts) qualify for hedge accounting since their inception.
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2020 and 2021.

	Effective Date	Termination Date	Fixed Rate (Company pays)	Floating Rate (Company Receives)	Fair Value Asset/ (Liability) December 31, 2020	Notional Amount December 31, 2020	Fair Value Asset/ (Liability) December 31, 2021	Notional Amount December 31, 2021
Swap 1	November 4, 2015	August 4, 2021	1.52%	3 month U.S. dollar LIBOR	$(69,821)	$7,109,375	—	—
Swap 2	December 3, 2015	September 3, 2021	1.55%	3 month U.S. dollar LIBOR	$(71,626)	$7,109,375	—	—
Swap 3	August 16, 2017	May 16, 2025	2.12%	3 month U.S. dollar LIBOR	$(857,234)	$12,695,750	$(358,988)	$11,680,250
Swap 4	March 12, 2018	December 11, 2022	2.74%	3 month U.S. dollar LIBOR	$(598,572)	$14,010,000	—	—
Swap 5	April 10, 2018	December 11, 2025	2.74%	3 month U.S. dollar LIBOR	$(2,682,391)	$27,452,000	$(1,398,025)	$25,380,000
Swap 6	February 16, 2019	February 16, 2024	2.89%	3 month U.S. dollar LIBOR	$(961,267)	$12,695,750	$(486,439)	$11,680,250
Swap 7	January 21, 2021	January 21, 2028	0.73%	3 month U.S. dollar LIBOR	—	—	$(293,862)	$13,210,750
Swap 8	January 21, 2021	January 21, 2028	0.73%	3 month U.S. dollar LIBOR	—	—	$(292,709)	$13,173,250
Swap 9	January 21, 2021	January 21, 2028	0.74%	3 month U.S. dollar LIBOR	—	—	$(321,857)	$14,347,975
Total					$(5,240,911)	$81,072,250	$(3,151,880)	$89,472,475
The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated balance sheets, as a component of accumulated other comprehensive loss.
Tabular disclosure of financial instruments is as follows:

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,
		2020		2021
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	141,447	—	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	5,099,464	—	3,151,880

Total derivatives designated as hedging instruments		—	5,240,911	—	3,151,880

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		2019	2020	2021
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	84,966	60,954	265,610
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(327,147)	7,186	—
Interest Rate Swap — Realized income/(expense)	Loss on derivatives	134,631	(119,116)	(25,457)

Total loss/(gain) on derivatives		(107,550)	(50,976)	240,153

Derivatives designated as hedging instruments	Location of (Loss)/Gain Recognized	Year Ended December 31,
		2019	2020	2021
Interest Rate Swap — Realized Income/(Loss)	Interest and finance costs	67,424	(1,190,400)	(2,183,187)

Total loss on derivatives		67,424	(1,190,400)	(2,183,187)

The components of accumulated other comprehensive loss included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2019	673,979
Effective portion of changes in fair value of interest swap contracts	(2,848,056)
Reclassification adjustment	(84,966)

Balance, December 31, 2019	(2,259,043)
Effective portion of changes in fair value of interest swap contracts	(2,632,826)
Reclassification adjustment	(60,954)

Balance, December 31, 2020	(4,952,823)

Effective portion of changes in fair value of interest swap contracts	2,114,488
Reclassification adjustment	(265,610)

Balance, December 31, 2021	(3,103,945)

Fair Value of Financial Instruments and Concentration of Credit Risk
: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance
by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.
Fair Value Disclosures:
 The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2020:

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	(5,240,911)	—	(5,240,911)	—

Total	(5,240,911)	—	(5,240,911)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2021:

	Fair Value as of December 31, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	(3,151,880)	—	(3,151,880)	—

Total	(3,151,880)	—	(3,151,880)	—

The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

	Fair Value as of June 30, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,000,000	—	3,000,000	—	(305,607)

Total	3,000,000	—	3,000,000	—	(305,607)
As a result of the impairment analysis performed as of June 30, 2020, one of the Company’s vessels (held and used) was written down to its estimated fair value as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $305,607. Depreciation amounting to $170,884 was recorded in the period from July 1, 2020 to December 31, 2020 and the vessel was presented at its new deemed cost less depreciation of $2,829,116 in the accompanying consolidated balance sheet as of December 31, 2020.

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,500,000	—	3,500,000	—	(714,895)

Total	3,500,000	—	3,500,000	—	(714,895)
As a result of the impairment analysis performed as of December 31, 2020, one of the Company’s vessels (held and used) was written down to its estimated fair value as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $714,895.

	Fair Value as of June 30, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	12,500,000	—	12,500,000	—	(1,125,243)
Long-lived assets held and used	3,250,000	—	3,250,000	—	(49,977)

Total	15,750,000	—	15,750,000	—	(1,175,220)
The vessel Eco Loyalty was recorded at its fair value less costs to sell of $12,250,000 as of June 30, 2021 following the memorandum of agreement for the disposal of this vessel in May 2021. Fair value amounted to $12,500,000 and estimated costs to sell amounted to $250,000.
Fair value was determined based on the transaction price, as the sale price was agreed with an unaffiliated third party.
The vessel is still classified as held for sale as of December 31, 2021.

The vessel Gas Monarch (held and used) was written down to its estimated fair value of $3,250,000 as of June 30, 2021, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $49,977. Depreciation amounting to $195,858 was recorded in the period from July 1, 2021 to December 31, 2021. As of December 31, 2021, the vessel was written down to its estimated fair value of $3,000,000, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $54,142.

On April 19, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Monarch” to an unaffiliated third party for $2,375,000, which sale remains subject to customary conditions.

	Fair Value as of December 31, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	12,650,000	—	12,650,000	—	(1,333,950)

Total	12,650,000	—	12,650,000	—	(1,333,950)
As a result of the impairment analysis performed as of December 31, 2021, two of the Company’s vessels (held and used
), including the vessel Gas Monarch discussed above,
were written down to their estimated fair value as determined by the Company based on the recent transaction price as well as vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $1,333,950.